UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Cash and cash equivalents	¥ 216,782	$ 33,644	¥ 219,318
Restricted cash	13,847	2,149	40,119
Total cash, cash equivalents and restricted cash	¥ 230,629	$ 35,793	¥ 259,437